Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements (Abstract)
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations

Fair Values of Derivative Instruments in the Statement of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	June 30, 2012 Fair value
Interest rate swaps	Financial Instruments Non-current assets	$-	$138
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(42,808)
Interest rate swaps	Financial Instruments non- current liabilities	(52,025)	(42,158)
Total derivatives		$(92,752)	$(84,828)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2011	Six-month period ended June 30, 2012
Foreign currency forward contracts	Other, net	$(446)	$-
Interest rate swaps	Loss on interest rate swaps, net	(18,616)	(10,940)
Total		$(19,062)	$(10,940)

Recurring measurements
	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps- net liability position	$(84,828)	-	(84,828)	-

Total	$(84,828)	-	(84,828)	$-